SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

18.                SHARE-BASED COMPENSATION

On July 15, 2007, the Group adopted the 2007 Share Incentive Plan, which allows the Group to grant its employees, directors and consultants options or nonvested shares up to a maximum of 14,400,000 ordinary shares of the Company.

On December 14, 2009, June 3, 2010 and December 16, 2011, the maximum aggregate number of shares which may be issued under the 2007 Share Incentive Plan was approved to expand by 11,652,000, 5,935,000 and 10,000,000 shares respectively, resulting in the total number of shares available for grant under this plan up to 41,987,000 shares.

On September 1, 2012, the Company terminated the 2007 Share Incentive Plan and adopted the Share Incentive Plan, which has a maximum number of 15,846,569 ordinary shares available for issuance pursuant to all awards under the Share Incentive Plan.

Stock options

On April 15, 2009, the Company granted a total of 7,732,000 share options to employees at an exercise price of $0.3 per share. And on December 24, 2009, the Company granted a total of 7,482,000 shares options at an exercise price of $0.5 per share.

The options vest in accordance with the vesting schedule set out in the option award agreement, which is either (1) 100% immediately on date of grant or (2) first 1/4 on first anniversary from the date of grant and 1/16 on each of the quarterly anniversaries from the first vesting date.

On March 31, 2010 (the “modification date”), the Company modified the terms of 14,736,800 stock options, which were granted to 233 employees and originally had the vesting schedule of 1/4 on first anniversary from the date of grant and 1/16 on each of the quarterly anniversaries from the first vesting date, as follows.

1,252,000 share options were canceled for the same number of nonvested shares, which vested immediately on the modification date. This modification resulted in a total incremental share-based compensation of $518 which, as well as the unrecognized compensation expenses related to the original share options, was recognized on the modification date.

3,670,000 share options were modified to vest immediately on the modification date. 4,179,000 shares options were modified to vest with 50% immediately on the modification date, 4.11% on each of the sequential 12 quarterly anniversaries from the modification date and 0.68% as of April 15, 2013. 2,598,800 shares options were modified to vest with 25% immediately on the modification date, 6.17% on each of the sequential 12 quarterly anniversaries from the modification date and 0.96% as of April 15, 2013. 2,565,000 shares options were modified to vest with 50% immediately on the modification date, 3.35% on each of the sequential 14 quarterly anniversaries from the modification date and 3.10% as of December 24, 2013. 472,000 shares options were modified to vest with 25% immediately on the modification date, 5.02% on each of the sequential 14 quarterly anniversaries from the modification date and 4.72% as of December 24, 2013. The accelerated vesting of these share options did not result in incremental share-based compensation as the fair value of the modified award measured immediately after the modification was less than the fair value of the original award measured immediately before the modification. The unrecognized compensation expenses related to the original share options as of the modification date are recognized over the modified vesting periods using the graded vesting attribution method.

In addition, 150,000 options of one employee were canceled, which resulted in the unrecognized compensation expenses related to these share options being recognized immediately.

On April 30, 2010, the Company granted a total of 1,044,000 share options to employees at an exercise price of $0.5 or $1.0 per share. The options vest in accordance with the vesting schedule set out in the option award agreement, which is either (1) 100% immediately on the date of grant or (2) first 1/4 on the date of grant and 3/64 on each of the 16 quarterly anniversaries from the date of grant.

The options lapse on the earlier of (1) seven years from the date it is granted; (2) three months after the grantee’s termination of employment as an employee; and (3) one year after the date of the grantee’s termination of employment or service on account of disability or death.

The activity of stock options under the 2007 Share Incentive Plan and the Share Incentive Plan is summarized as follows:

	Number of options	Weighted average exercise price per option
Outstanding at January 1, 2012	11,057,407	0.41
Forfeited/cancelled	(204,076)	0.43
Exercised	(2,667,792)	0.41

Outstanding at December 31, 2012	8,185,539	0.41

The following table summarizes the information regarding the share options as of December 31, 2012:

	As of December, 31, 2012
	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price per option	Aggregate intrinsic value
Outstanding	8,185,539	3.61	0.41	19,870
Exercisable	7,221,872	3.58	0.39	17,627
Vested and expected to vest	8,156,629	3.61	0.41	19,803

Total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,314, $9,558 and $7,163.

The weighted-average grant date fair value of options granted for the year ended December 31, 2010 was $1.85. No option granted in the years ended December 31, 2011 and 2012.

The fair value of each option granted was estimated on the date of grant using the binomial lattice option pricing model with the following assumptions used for grants in the period presented:

2010
Risk-free interest rate	3.419%
Volatility	40.2% to 50.7%
Dividend yield	0.00%
Exercise multiple	2.0
Fair value of underlying ordinary shares	$1.97 to $2.50

(1)                 Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of PRC international government bonds with a maturity period close to the contractual life of the options.

(2)                 Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the contractual life of the options.

(3)                 Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the contractual life of the options.

(4)                 Exercise multiple

Exercise multiple represents the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

(5)                 Fair value of underlying ordinary shares

Prior to the completion of the IPO, management estimated the fair value of the ordinary shares on the grant dates, with assistance from an independent third-party appraiser, taking into consideration a number of factors, including equity transaction of that time.

The Group recorded share-based compensation of $4,333, $753 and $356 for options granted to employees in the statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012, respectively.

There was $129 of total unrecognized compensation expense related to unvested share options granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 1.2 years according to the graded vesting schedule.

Nonvested shares

Performance based

On May 13, 2008, the Company granted 800,000 nonvested ordinary shares to four employees under the 2007 Share Incentive Plan. The fair value of the nonvested shares at the date of grant was $0.41 and the shares vested immediately upon the completion of the IPO in July 2010, the compensation costs in relation to theses nonvested shares amounting to $328 was recorded as of the completion of IPO.

Non-performance based

Starting from April 15, 2009, the Company has granted restricted shares with a zero to four years vesting term. For the years ended December 31, 2010, 2011 and 2012, the Company granted 1,392,000, 3,233,787 and 6,780,000 nonvested shares to employees, respectively.

On March 31, 2010, as a modification to certain share options, the Company granted 1,252,000 nonvested shares to related employees, which vest immediately on the modification date.

In addition, on March 31, 2010, 2,799,000 nonvested shares granted to three employees, which originally had a vesting period of two or three years from the date of grant, were modified to vest immediately on the modification date. The accelerated vesting of these nonvested shares did not result in incremental share-based compensation as the fair value of the modified award measured immediately after the modification equaled to the fair value of the original award measured immediately before the modification. The unrecognized compensation expenses of $374 related to the original nonvested shares as of the modification date were recognized on the modification date.

With the adoption of the Share Incentive Plan, the Group cancelled 7,228,875 nonvested shares under the 2007 Share Incentive plan, which were granted to 78 employees and originally had two to four years vesting periods, accompanied by concurrent grant of the same number of nonvested shares as replacement award in the Share Incentive Plan on September 1, 2012, among which the vesting schedule of 4,124,200 nonvested shares were modified primarily from vesting on each of the quarterly anniversaries from grant date to vest on each anniversary from grant date over original vesting period. .

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award. This modification did not result in incremental share-based compensation cost as the fair value of the replacement award equaled to the fair value of the cancelled award at the cancellation date. The unrecognized compensation expenses of original award on the cancellation date are recognized over the remaining modified vesting period.

The fair value of the nonvested shares at the date of grant was, before the IPO of the Company, estimated considering a number of factors and taking into account standard valuation methods. After the IPO, the closing market price of the Company as of the grant date was used as the fair value of the nonvested shares on that date.

A summary of the non-performance based nonvested shares activity is as follows:

	Number of nonvested shares	Weighted average grant date fair value
Outstanding at January 1, 2012	3,084,787	3.94
Granted	6,780,000	2.77
Vested	(1,424,020)	3.58
Forfeited	(406,303)	3.60
Outstanding at December 31, 2012	8,034,464	3.04

As set out in Note 14, 150,000 nonvested shares that vested on December 31, 2011 were not included in outstanding shares as of December 31, 2011 until the registration of the shares was completed in February 2012.

The total fair value of non-performance based nonvested shares vested during the years ended December 31, 2010, 2011 and 2012 were $7,980, $506 and $4,144, respectively.

The Group recorded compensation expenses of $1,796, $4,608 and $12,180 for the year ended December 31, 2010, 2011 and 2012, respectively based on the fair value of non-performance based nonvested shares on the grant dates over the requisite service period of award using the graded vesting attribution method.

There was $11,734 of total unrecognized compensation expense related to non-performance based nonvested shares granted as of December 31, 2012. The expense is expected to be recognized over a weighted-average period of 1.7 years according to the graded vesting schedule.